Real Estate Investments	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Real Estate [Abstract]
Real Estate Investments

Note 4 - Real Estate Investments

The following table presents the allocation of the assets acquired during the periods presented (dollar amounts in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013(1)	2012
Real estate investments, at cost:
Land	$13,620	$62,171	$273,047	$146,439
Buildings, fixtures and improvements	71,046	334,566	787,192	707,499
Total tangible assets	84,666	396,737	1,060,239	853,938
Acquired intangibles:
In-place leases	10,014	56,622	117,458	117,797
Below market leases	(4,200)	-	(4,200)	-
Total assets acquired, net	90,480	453,359	1,173,497	971,735
OP Units issued to acquire real estate investments	-	-	-	(6,352)
Cash paid for acquired real estate investments	$90,480	$453,359	$1,173,497	$965,383
Number of properties acquired	38	207	528	377
(1)	Excludes 38 properties comprised of $57.4 million of net investments subject to direct financing leases.

Land, buildings, fixtures and improvements, in-place lease intangibles, investments in direct financing leases and below market leases amounting to $826.3 million, are comprised of $202.3 million, $502.5 million, $68.3 million, $57.4 million and $(4.2) million, respectively, which have been provisionally assigned to each class of asset, pending receipt of the final appraisals and other information being prepared by a third-party specialist.

As part of the update to the preliminary allocation of the purchase prices for the GE Capital portfolio, the Company reclassified approximately $9.9 million from direct financing lease receivables to investments in real estate at cost.

During the second quarter of 2013, the Company classified a Shaw's Supermarket in Plymouth, MA, as a held for sale property. As of September 30, 2013, the Company owned two properties which were classified as held for sale, including one vacant property.

The following table presents unaudited pro forma information as if the acquisitions during the three and nine months ended September 30, 2013 had been consummated on January 1, 2012. Additionally, the unaudited pro forma net loss attributable to stockholders was adjusted to exclude acquisition related expenses of $1.2 million and $14.6 million for the three months ended September 30, 2013 and 2012, respectively, and merger and other transaction related expenses of $3.8 million for the three months ended September 30, 2013 . The unaudited pro forma net loss attributable to stockholders was adjusted to exclude acquisition related expenses of $22.0 million and $27.2 million for the nine months ended September 30, 2013 and 2012, respectively, and merger and other transaction related expenses of $146.2 million and $20 thousand for the nine months ended September 30, 2013 and 2012, respectively.

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in thousands)	2013	2012	2013	2012
Pro forma revenues	$59,074	$20,949	$177,222	$160,534
Pro forma net income (loss) attributable to stockholders	$(53,842)	$864	$(68,300)	$71,352

Future Lease Payments

The following table presents future minimum base rental cash payments due to the Company over the next five years and thereafter. These amounts exclude contingent rent payments, as applicable, that may be collected from certain tenants based on provisions related to sales thresholds and increases in annual rent based on exceeding certain economic indexes among other items (amounts in thousands):

	Future Minimum Base Rent Payments	Future Minimum Direct Financing Lease Payments(1)
October 1, 2013 - December 31, 2013	$54,638	$1,083
2014	217,104	4,410
2015	213,758	4,324
2016	209,300	4,279
2017	198,779	3,975
Thereafter	1,298,718	12,258
Total	$2,192,297	$30,329
(1)	38 properties are subject to direct financing leases and, therefore, revenue is recognized as direct financing lease income on the discounted cash flows of the lease payments. Amounts reflected are the cash rent on these respective properties.

Net Investment in Direct Financing Leases

The components of the Company's net investment in direct financing leases are as follows (in thousands):

September 30, 2013
Future minimum lease payments receivable	$30,329
Unguaranteed residual value of property	41,859
Unearned income	(14,739)
Net investment in direct financing leases	$57,449

Tenant Concentration

The following table lists the tenants of the Company whose annualized rental income on a straight-line basis represented greater than 10% of consolidated annualized rental income on a straight-line basis as of September 30, 2012. Annualized rental income for net leases is rental income on a straight-line basis as of the period reported, which includes the effect of tenant concessions such as free rent, as applicable. There were no tenants exceeding 10% of consolidated annualized rental income on a straight-line basis at September 30, 2013.

	September 30,
Tenant	2013	2012
Dollar General	*	16.9%
FedEx	*	14.1%
Citizens Bank	*	13.6%
*	The tenants' annualized rental income was not greater than 10% of total consolidated annualized rental income for all portfolio properties as of the period specified.

No other tenant represents more than 10% of total consolidated annualized rental income on a straight-line basis for the periods presented.

Geographic Concentration

The Company had no concentrations of properties where annual rental income for properties in any state, on a straight-line basis represented greater than 10% of consolidated annualized rental income on a straight-line basis as of September 30, 2013 or 2012.

Note 4 - Real Estate Investments

The following table presents the allocation of the assets acquired and liabilities of the Company assumed during the periods presented (dollar amounts in thousands):

	Year Ended December 31,
	2012	2011
Real estate investments, at cost:
Land	$223,917	$25,624
Buildings, fixtures and improvements	1,174,747	161,925
Total tangible assets	1,398,664	187,549
Acquired intangibles:
In-place leases	189,182	21,777
Above market leases	1,264	-
Total real estate investments acquired	1,589,110	209,326
OP Units issued to acquire real estate investments	(6,352)	-
Cash paid to acquire real estate investments(1)	$1,582,758	$209,326
Number of properties acquired	524	129
(1)	For the year ended December 31, 2011, the amount includes the properties that were contributed in September 2011 in conjunction with the completion of the Company's IPO by the Contributor at amortized cost as well as $17.5 million of properties acquired by the Company following its IPO.

The Company owns and operates commercial properties. As of December 31, 2012, the Company owned 654 properties, one of which was vacant and classified as held for sale. As of December 31, 2011, the Company owned 131 properties, two of which were vacant and classified as held for sale. The Contributor, an affiliate of the Sponsor, contributed 63 properties (the "Contributed Properties") in September 2011 in conjunction with the completion of the IPO at amortized cost.

The following table reflects the number and related purchase prices of properties acquired during the years ended December 31, 2012 and 2011 of the Company (dollar amounts in thousands):

	Number of Properties	Base Purchase Price
Year ended December 31, 2011	129	$209,326
Year ended December 31, 2012(1)	524	1,589,110
Total portfolio as of December 31, 2012	653	$1,798,436
(1)	Buildings, fixtures and improvements have been provisionally allocated for two properties with an aggregate purchase price of $183.9 million pending receipt of the cost segregation analyses on such assets being prepared by a third party specialist.

The following table presents unaudited pro forma information as if the acquisitions during the year ended December 31, 2012, had been consummated on December 2, 2010 (date of inception). Additionally, the unaudited pro forma net loss attributable to stockholders was adjusted to reclass acquisition and transaction related expenses of $42.8 million from the year ended December 31, 2012 to the period from December 2, 2010 to December 31, 2010.

(Amounts in thousands)	Year Ended December 31,		Period from December 2, 2010 (Date of Inception) to December 31, 2010
	2012	2011
Pro forma revenues	$146,821	$144,081	$26,989
Pro forma net income (loss) attributable to stockholders	$27,816	$27,052	$(33,660)

Future Lease Payments

The following table presents future minimum base rental cash payments due to the Company over the next five years and thereafter. These amounts exclude contingent rent payments, as applicable, that may be collected from certain tenants based on provisions related to sales thresholds and increases in annual rent based on exceeding certain economic indexes among other items (amounts in thousands):

Future Minimum Base Rent Payments
2013	$140,200
2014	140,941
2015	141,292
2016	141,579
2017	138,411
Thereafter	955,557
Total	$1,657,980

Tenant Concentration

The following table lists the tenants of the Company whose annualized rental income on a straight-line basis represented greater than 10% of consolidated annualized rental income on a straight-line basis as of December 31, 2012 and 2011. Annualized rental income for net leases is rental income on a straight-line basis as of December 31, 2012, which includes the effect of tenant concessions such as free rent, as applicable. The Company did not own any properties as of December 31, 2010.

Tenant	2012	2011
Dollar General	12.3%	20.8%
Citizens Bank	11.8%	40.8%
FedEx	10.2%	*
Home Depot	*	13.7%
Walgreens	*	11.1%
*	The tenants' annualized rental income was not greater than 10% of total annualized rental income for all portfolio properties as of the period specified.

The termination, delinquency or non-renewal of one or more leases by any of the above tenants may have a material effect on revenues. No other tenant represents more than 10% of the annualized rental income for the periods presented.

Geographic Concentration

The following table lists the states where the Company has concentrations of properties where annual rental income on a straight-line basis represented greater than 10% of consolidated annualized rental income on a straight-line basis as of December 31, 2012 and 2011:

State	2012	2011
Illinois	11.2%	*
South Carolina	*	15.2%
Ohio	*	12.9%
Michigan	*	17.4%
*	The state's annualized rental income was not greater than 10% of total annualized rental income for all portfolio properties as of the period specified.